Commitments and Contingencies - Schedule of Undiscounted Future Lease Payments for Non-Cancelable Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Maturity of lease liabilities
2025 (remainder)	$ 5,546
2026	7,535	$ 7,296
2027	7,733	7,450
2028	7,923	7,684
2029	8,143	7,923
Thereafter	7,614
Total lease payments	44,494	46,111
Less: imputed interest	8,087	8,740
Total operating lease liabilities	$ 36,407	$ 37,371